Property and equipment, net (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 127,029	¥ 899,711	¥ 1,075,432